DERIVATIVE LIABILITY (Schedule of Derivative Liability) (Details) (USD $)	3 Months Ended			6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Apr. 04, 2014
DERIVATIVE LIABILITY [Abstract]
Fair value at April 4, 2014						$ 452,702
Change in fair value of derivative liability	(47,062)	(47,062)		(47,062)
Fair value at June 30, 2014	$ 499,767	$ 499,767		$ 499,767